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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended       March 31, 2010
                                              ---------------------

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GENERAL ATLANTIC LLC
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Address:          3 Pickwick Plaza
           --------------------------------------
                  Greenwich, CT  06830


Form 13F File Number:            028-03473
                       --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas J. Murphy
           --------------------------------------
Title:            Chief Financial Officer
           --------------------------------------
Phone:            (203) 629-8600
           --------------------------------------

Signature, Place, and Date of Signing:

  /S/ Thomas J. Murphy           Greenwich, CT               May 14, 2010
-------------------------     -------------------       ----------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                           ----------------------------

Form 13F Information Table Entry Total:                   10
                                           ----------------------------

Form 13F Information Table Value Total:           $3,387,681
                                           ----------------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE





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


                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7             COLUMN 8
--------------------  --------  ----------   --------   ----------------------  ----------  -------- -------------------------------
                       TITLE                   VALUE      SHRS OR      SH/  PUT/  INVESTMENT  OTHER           VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS    CUSIP      (X$1000)     PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE        SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
DICE HOLDINGS          COM       253017107     171,762    22,600,310    SH        SOLE                  22,600,310

EMDEON, INC.           COM       29084T104     811,484    49,121,313    SH        SOLE                  49,121,313

GENPACT                COM       G3922B107   1,502,134    89,572,699    SH        OTHER(1)                           89,572,699

IHS INC                COM       451734107      84,772     1,585,409    SH        SOLE                  1,585,409

MERCADOLIBRE           COM       58733R102     124,678     2,586,140    SH        SOLE                  2,586,140

NET1 UEPS
  TECHNOLOGIES, INC    COM       64107N206     117,863     6,409,091    SH        SOLE                  6,409,091

PATNI COMPUTER
  SYSTEMS              ADR       703248203     239,725    10,080,933    SH        SOLE                  10,080,933

RISKMETRICS
  GROUP INC            COM       767735103     277,342    12,266,332    SH        SOLE                  12,266,332

VIMICRO CORPORATION    ADR       92718N109       6,934     1,500,934    SH        SOLE                  1,500,934

WUXI                   ADR       929352102      50,987     3,274,676    SH        SOLE                  3,274,676


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     (1) General Atlantic LLC ("General Atlantic") hereby advises that it may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 with respect to Genpact Ltd. common shares which are co-owned by an investment group affiliated with General Atlantic and another investment group through their shared ownership of Genpact Investment Co. (Bermuda) Limited (f/k/a Genpact Investment Co. (Lux) SICAR S.a.r.l.).